Significant Accounting Policies (Details Textual) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 04, 2012	Nov. 30, 2010	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies (Textual)
Federal deposit insurance corporation					$ 250,000
Percentage of money market backed by government					105.00%
Patient deposits					$ 32,869	$ 25,467
Provision for inventory			$ 7,580		2,567	35,000
Research and development expenses			$ 23,226	$ 15,356	69,114	$ 53,451
Estimated useful life of software			5 years
Preliminary project stage, software development costs					73,413
Capitalized software development cost additions					21,463
Total capitalized value					$ 119,106
Warrants issued in connection with offering					34,723
NeuroEyeCoach retail [Member]
Significant Accounting Policies (Textual)
Software development value		$ 540,000
Total capitalized value					$ 29,784
Sight Science Limited [Member]
Significant Accounting Policies (Textual)
Software development value	$ 363,472
Software Development Costs [Member]
Significant Accounting Policies (Textual)
Estimated useful life of software					5 years
Capitalized software development cost additions			$ 12,497	$ 29,634
Series A Warrants [Member]
Significant Accounting Policies (Textual)
Warrants issued in connection with offering			34,723